Revenue From Contracts With Customers - Summary of transfer of goods and services over time and at a point in time (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 3,841	£ 3,428	[1]	£ 3,397	[1]
Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,266	1,265		1,366
Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,658	1,359		1,219
Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	917	804		812
Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	626	634		670
Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	188	195		148
Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	29	36		44
Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	640	631		696
Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,470	1,164		1,071
Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	888	768		768
Assessments And Qualifications [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,444	1,238		1,118
Assessments And Qualifications [Member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	85	92		93
Assessments And Qualifications [Member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,359	1,146		1,025
Assessments And Qualifications [Member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0
Assessments And Qualifications [Member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	64	62		66
Assessments And Qualifications [Member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	169	173		138
Assessments And Qualifications [Member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0
Assessments And Qualifications [Member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21	30		27
Assessments And Qualifications [Member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,190	973		887
Assessments And Qualifications [Member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0
Virtual Learning [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	820	713		692
Virtual Learning [Member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0
Virtual Learning [Member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0
Virtual Learning [Member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	820	713		692
Virtual Learning [Member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0
Virtual Learning [Member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0
Virtual Learning [Member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0
Virtual Learning [Member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0
Virtual Learning [Member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0
Virtual Learning [Member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	820	713		692
English Language Learning [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	321	238		218
English Language Learning [Member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	135	135		130
English Language Learning [Member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	143	78		64
English Language Learning [Member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	43	25		24
English Language Learning [Member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	110	109		106
English Language Learning [Member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5	6		3
English Language Learning [Member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	29	22		22
English Language Learning [Member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	25	26		24
English Language Learning [Member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	138	72		61
English Language Learning [Member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14	3		2
Workforce Skills [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	204	172		163
Workforce Skills [Member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2
Workforce Skills [Member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	156	135		130
Workforce Skills [Member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	46	37		33
Workforce Skills [Member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2
Workforce Skills [Member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14	16		7
Workforce Skills [Member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0
Workforce Skills [Member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0
Workforce Skills [Member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	142	119		123
Workforce Skills [Member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	46	37		33
Higher Education [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	898	849		956
Higher Education [Member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	890	841		943
Higher Education [Member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0
Higher Education [Member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8	8		13
Higher Education [Member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	302	283		313
Higher Education [Member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0
Higher Education [Member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0
Higher Education [Member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	588	558		630
Higher Education [Member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0
Higher Education [Member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8	8		13
Strategic Review [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	154	218		250
Strategic Review [Member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	154	197		200
Strategic Review [Member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0
Strategic Review [Member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	21		50
Strategic Review [Member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	148	180		185
Strategic Review [Member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0
Strategic Review [Member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	14		22
Strategic Review [Member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6	17		15
Strategic Review [Member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0
Strategic Review [Member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 0	£ 7		£ 28

[1]	Comparative balances have been restated – see Note 1b.